Accumulated other comprehensive income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income, net of tax [Abstract]
Unrealized gain on marketable securities	$ 206	$ 1
Unrealized gain on foreign exchange	67	54
Actuarial gain/(loss) relating to pension	(30)	(11)
Change in unrealized loss on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	194	(5)
Actuarial loss related to pension, tax effect	$ 8	$ 3
Tax rate in Norway (in hundredths)	28.00%